Property, Plant and Equipment (Details) - Schedule of Net Book Value of Property, Plant and Equipment - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 17,954	$ 16,783	$ 16,013
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,398	1,415	1,431
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	3,933	4,118	4,160
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	8,082	8,067	8,603
Transportation Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	78	77	76
Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	70	70	67
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 4,393	$ 3,036	$ 1,676